DEBT - Small Business Administration Loans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
DEBT
Proceeds from the issuance of convertible notes	$ 8,762,250	$ 4,940,000
Small Business Administration Loans
DEBT
Proceeds from the issuance of convertible notes				$ 150,000
Principal amount			$ 150,000		$ 475,000
Number of additonal debt | item			2
Interest rate (in percent)	3.75%